Impact of COVID-19	12 Months Ended
Mar. 31, 2022
Impact Of Covid-19
Impact of COVID-19

46. Impact of COVID-19

Toward the end of the fourth quarter of fiscal year 2021, a severe second wave of COVID-19 infections emerged in India that has been more severe than the first wave that occurred in 2020. Further, on November 26, 2021, WHO designated a new variant B.1.1.529, as a variant of concern, named Omicron, which due to its wide-spread in India has resulted in third wave of COVID-19 infections. This has led to re-imposition of states-wide travel restrictions, lock downs and curfews across India. As a result, the Indian travel industry is experiencing a delayed recovery of business and international travel to pre-pandemic levels. However, it is difficult for the management to predict how long pandemic will continue and what impact this may have on the travel sector and the Group’s business. The extent of the effects of the COVID-19 pandemic on the Group’s business, results of operations, cash flows and growth prospects remain uncertain and would be dependent on future developments. These include, but are not limited to, the severity, extent and duration of the pandemic, its impact on the travel industries and consumer spending, rates of vaccination and the effectiveness of vaccinations against various mutations or variants of the COVID-19 pandemic.

The management continues to implement certain measures and modified certain policies in light of the COVID-19 pandemic. For example, the management have largely automated its re-scheduling and cancellation of bookings and provided customers greater flexibility to defer or cancel their travel plans. In addition, the management has also undertaken certain cost reduction initiatives, including implementing salary reductions and freezes and work from home policies, renegotiating fixed costs such as rent, deferring non-critical capital expenditures, reducing marketing expenses and renegotiating supplier payments and contracts.. The management believe these cost control measures have helped mitigate the economic impact of the COVID-19 pandemic on the business. The management expect to continue to adapt policies and cost reduction initiatives as the situation evolves and is confident of realizing its current assets and does not consider any impairment in the carrying value as at March 31, 2022.

Management believes that the estimates used in the preparation of these consolidated financial statements are reasonable, and management has made assumptions about the possible effects of the COVID-19 pandemic on critical and significant accounting estimates. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from these estimates. Any changes in estimates are adjusted prospectively in the Group’s consolidated financial statements.